Retirement Benefits (Benefit Payments) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	$ 16
Other Postretirement Benefits (Gross, Before Medicare Part D) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	21
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	20
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	19
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	17
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	16
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	58
Funded Plans [Member] | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	20
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	0
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	0
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	0
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	0
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	0
Unfunded Plans [Member] | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	9
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	7
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	7
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	6
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	6
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	$ 2